Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 Par Value
Amount Registered | shares	15,238,383
Proposed Maximum Offering Price per Unit	9.43
Maximum Aggregate Offering Price	$ 143,697,952
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,000.15
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers (i) 6,000,000 shares of common stock, $0.0001 par value per share (“Common Stock”), of Uniti Group Inc., a Delaware corporation (the “Registrant”), to be available for issuance pursuant to the Uniti Group Inc. 2025 Equity Incentive Plan (the “Equity Plan”), (ii) 1,000,000 shares of Common Stock to be available for issuance under the Uniti Group Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), (iii) 8,238,383 shares of Common Stock in respect of Old Uniti Replacement Awards pursuant to the Old Uniti Plan (each as defined in the Registration Statement) and (iv) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Equity Plan or the ESPP or with respect to the Old Uniti Replacement Awards by reason of any share dividend, share split or other similar transaction.

The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of (i) $5.68, the average of the high and low prices of Old Uniti Common Stock (as defined in the Registration Statement) as reported on the NASDAQ Global Select Market on July 29, 2025, which date is within five business days prior to filing this Registration Statement, divided by (ii) the Exchange Ratio (as defined in the Registration Statement). The Proposed Maximum Offering Price Per Unit, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.